BOSTON PARTNERS INVESTMENT FUNDS

BOSTON PARTNERS EMERGING MARKETS LONG/SHORT FUND
PORTFOLIO OF INVESTMENTS
NOVEMBER 30, 2019 (UNAUDITED)

	NUMBER OF
	SHARES	VALUE
LONG POSITIONS—93.9%
COMMON STOCKS—63.5%
Brazil—4.6%
Ambev SA	50,600	$214,294
Atacadao SA	56,200	248,498
Azul SA - ADR*	3,438	128,031
Banco do Brasil SA	47,900	539,111
Cia de Locacao das Americas	43,200	176,527
Neoenergia SA	78,400	397,398
Petroleo Brasileiro SA - SP ADR	26,358	388,253
Qualicorp SA*	11,300	94,004
Transmissora Alianca de Energia Eletrica SA	17,100	114,183
Tupy SA	30,200	140,668
Vivara Participacoes SA*	64,213	353,697
		2,794,664
Chile—0.6%
Geopark Ltd.	17,731	320,222
Sociedad Quimica y Minera de Chile SA - SP ADR	745	17,753
		337,975
China—15.9%
Alibaba Group Holding Ltd. - SP ADR*Ɨ	18,964	3,792,800
Anton Oilfield Services Group	2,818,000	269,834
Bank of China Ltd.	437,000	175,262
China Construction Bank Corp., Class H	1,416,000	1,126,445
China Meidong Auto Holdings Ltd.	320,000	361,113
CRRC Corp Ltd., Class H	453,000	297,981
ENN Energy Holdings Ltd.	28,100	305,401
Industrial & Commercial Bank of China Ltd., Class H	502,000	357,770
Momo, Inc. - SP ADR	6,390	239,178
NetEase, Inc. - ADR	376	118,560
Ping An Insurance Group Co. of China Ltd., Class H	62,500	709,707
Tencent Holdings Ltd.	4,600	194,098
Tencent Holdings Ltd. - ADRƗ	15,609	657,919
Trip.com Group Ltd. - ADR	5,292	175,906
Vipshop Holdings Ltd. - ADR*	17,786	227,305
Wuliangye Yibin Co. Ltd., Class AƗ	29,700	539,410
Yantai Jereh Oilfield Services Group Co. Ltd., Class AƗ	40,569	183,003
		9,731,692
Greece—0.2%
Hellenic Telecommunications Organization SA	8,203	123,192
Hong Kong—2.3%
China Mobile Ltd. - SP ADRƗ	7,450	281,089
CNOOC Ltd.	78,000	113,227
Galaxy Entertainment Group Ltd.	70,000	458,384
Melco Resorts & Entertainment Ltd. - ADR	24,787	527,467
		1,380,167
Hungary—1.9%
OTP Bank PLC	18,415	866,083
Richter Gedeon Nyrt	15,932	305,164
		1,171,247
India—8.2%
Bharat Electronics Ltd.	254,770	365,770
Bharti Airtel Ltd.*	75,011	462,639
Bharti Infratel Ltd.	87,689	337,738
Gujarat State Petronet Ltd.	100,912	302,789
Hexaware Technologies Ltd.	24,054	113,803
Indraprastha Gas Ltd.	53,100	305,967
Infosys Ltd. - SP ADR	15,895	156,248
ITC Ltd.	122,999	422,226
Mahanagar Gas Ltd.	34,003	494,512
MakeMyTrip Ltd.*	7,805	203,164
Reliance Industries Ltd.	29,585	639,023
Tech Mahindra Ltd.	43,156	457,846
Vodafone Idea Ltd.	2,542,050	242,733
Zee Entertainment Enterprises Ltd.	127,279	519,939
		5,024,397
Indonesia—1.8%
Bank Rakyat Indonesia Persero Tbk PT	2,138,500	619,565
Gudang Garam Tbk PT	119,800	427,723
Indah Kiat Pulp & Paper Corp Tbk PT	107,000	51,521
		1,098,809
Ireland—0.1%
Kenmare Resources PLC	19,459	55,491
Luxembourg—0.9%
PLAY Communications SA	69,284	577,946
Macao—1.0%
Wynn Macau Ltd.	269,600	592,911
Malaysia—1.4%
British American Tobacco Malaysia Bhd	71,900	280,690
Malaysia Airports Holdings Bhd	91,000	180,757
Sime Darby Bhd	723,400	389,717
		851,164
Mexico—2.8%
Alpek SAB de CV	88,300	95,868
Concentradora Fibra Danhos SA de CV	262,200	385,011
Fibra Uno Administracion SA de CV	184,800	283,255
Grupo Financiero Banorte SAB de CV	56,000	296,072
Industrias Bachoco SAB de CV	48,600	207,386
Macquarie Mexico Real Estate Management SA de CV*	304,900	419,515
		1,687,107
Peru—0.2%
Credicorp Ltd.	447	94,402
Philippines—0.7%
Altus San Nicolas Corp.*‡	9,313	0
First Gen Corp.	584,700	287,661
Robinsons Land Corp.	254,300	131,116
		418,777
Russia—2.3%
Gazprom Neft PJSC	65,420	425,506
Sberbank of Russia PJSC - SP ADR	33,055	482,603
Tatneft PJSC	10,245	117,914
Yandex NV, Class A*	9,006	377,982
		1,404,005
Singapore—2.2%
DBS Group Holdings Ltd.	39,700	732,662
United Overseas Bank Ltd.	30,900	583,116
		1,315,778
South Africa—3.2%
Adcock Ingram Holdings Ltd.	91,248	343,248
Anglo American Platinum Ltd.	530	43,863
Astral Foods Ltd.	27,239	370,345
Barloworld Ltd.	25,493	197,325
Distell Group Holdings Ltd.	30,194	270,109
Naspers Ltd., Class N	1,674	238,515
Oceana Group Ltd.	46,973	199,717
Sasol Ltd. - SP ADR	3,181	57,353
SPAR Group Ltd., (The)	18,206	255,628
		1,976,103
South Korea—2.9%
Autech Corp.	12,064	107,398
GS Retail Co. Ltd.	6,944	224,464
Innocean Worldwide, Inc.	2,287	124,535
KB Financial Group, Inc.	7,112	277,875
Kia Motors Corp.	4,952	181,503
Korea Aerospace Industries Ltd.	4,592	145,149
KT Corp. - SP ADR	26,491	298,024
Spigen Korea Co. Ltd.	2,457	98,930
Woori Financial Group, Inc.	29,798	295,753
		1,753,631
Taiwan—4.9%
Chicony Power Technology Co. Ltd.	97,000	203,413
ChipMOS Technologies, Inc.	364,000	408,563
Hon Hai Precision Industry Co., Ltd.	206,000	597,326
Novatek Microelectronics Corp.	26,000	190,477
Pegatron Corp.	118,000	262,975
Radiant Opto-Electronics Corp.	105,000	402,664
Taiwan PCB Techvest Co. Ltd.	127,000	152,322
Taiwan Semiconductor Manufacturing Co., Ltd. - SP ADR	14,936	792,952
		3,010,692
Thailand—1.4%
Charoen Pokphand Foods PCL	339,900	309,247
Major Cineplex Group PCL	381,300	311,612
Thai Union Group PCL	523,300	238,969
		859,828
Turkey—0.6%
Mavi Giyim Sanayi Ve Ticaret AS, Class B*	29,116	229,090
Ulker Biskuvi Sanayi AS	36,423	137,117
		366,207
United Arab Emirates—0.8%
Aramex PJSC	256,405	260,557
Emaar Malls PJSC	435,641	225,814
		486,371
United States—2.6%
Kosmos Energy Ltd.Ɨ	45,440	271,277
Las Vegas Sands Corp.Ɨ	9,711	609,365
Micron Technology, Inc.*	6,561	311,713
National Energy Services Reunited Corp.*	39,766	363,859
Southern Copper Corp.	1,617	61,495
		1,617,709
TOTAL COMMON STOCKS
(Cost $35,935,416)		38,730,265
PREFERRED STOCKS—5.1%
Brazil—1.7%
Braskem SA, 3.028%	8,900	58,945
Cia Brasileira de Distribuicao, 1.454%	8,500	159,853
Cia de Saneamento do Parana, 4.836%	56,800	249,407
Itau Unibanco Holding SA, 4.991%	69,500	568,811
		1,037,016
South Korea—3.4%
Samsung Electronics Co., Ltd., 3.469%	60,284	2,090,105
TOTAL PREFERRED STOCKS
(Cost $2,767,492)		3,127,121

SHORT-TERM INVESTMENTS—25.3%
Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio, 1.52%(a)	15,438,097	15,438,097
TOTAL SHORT-TERM INVESTMENTS
(Cost $15,438,097)		15,438,097
TOTAL INVESTMENTS—93.9%
(Cost $54,141,005)		57,295,483
SECURITIES SOLD SHORT—(4.8%)
COMMON STOCKS—(0.4%)
Mexico—(0.4%)
Grupo Financiero Inbursa SAB de CV	(217,900)	(257,283)
TOTAL COMMON STOCKS
(Proceeds $(269,828))		(257,283)
EXCHANGE TRADED FUNDS—(4.4%)
United States—(4.4%)
iShares MSCI India ETF	(77,823)	(2,681,780)
TOTAL EXCHANGE TRADED FUNDS
(Proceeds $(2,634,511))		(2,681,780)
TOTAL SECURITIES SOLD SHORT—(4.8%)
(Proceeds $(2,904,339))		(2,939,063)
OTHER ASSETS IN EXCESS OF LIABILITIES—10.9%		6,648,138
NET ASSETS—100.0%		$61,004,558

ADR	American Depositary Receipt
PLC	Public Limited Company
SP ADR	Sponsored American Depositary Receipt
*	Non-income producing.
Ɨ	Security position is either entirely or partially held in a segregated account as collateral for securities sold short.
(a)	Seven-day yield as of November 30, 2019.
‡
Security has been valued at fair market value using significant unobservable inputs as determined in good faith by or under the direction of The RBB Fund, Inc.'s Board of Directors. As of November 30, 2019, these securities amounted to $0 or 0.0% of net assets.

Industry classifications may be different than those used for compliance monitoring purposes.

Contracts For Difference held by the Fund at November 30, 2019, are as follows:

REFERENCE COMPANY	COUNTERPARTY	EXPIRATION DATE	FINANCING RATE	PAYMENT FREQUENCY	NUMBER OF CONTRACTS LONG/(SHORT)	NOTIONAL AMOUNT	UNREALIZED APPRECIATION (DEPRECIATION)
Long
Austria
Erste Group Bank AG	Goldman Sachs	9/15/2020	-0.46%	Monthly	9,005	$322,141	$(3,976)

Brazil
Mahle Metal Leve SA	Goldman Sachs	9/15/2020	1.72	Monthly	67,000	392,153	9,663

Canada
Yamana Gold Inc.	Goldman Sachs	9/15/2020	1.72	Monthly	42,343	151,588	2,039

China
Agricultural Bank of China	Goldman Sachs	9/15/2020	2.39	Monthly	1,103,000	446,585	(13,134)
Alibaba Group Holding Ltd. - SP ADR	Goldman Sachs	12/31/2021	1.72	Monthly	2,911	582,200	42,652
Anhui Conch Cement Co. Ltd.	Goldman Sachs	9/15/2020	2.39	Monthly	10,000	63,975	880
Baidu Inc. - SP ADR	Goldman Sachs	12/31/2021	1.72	Monthly	971	115,093	2,699
Bank of China Ltd.	Goldman Sachs	9/15/2020	0.00	Monthly	433,000	173,657	(4,600)
China Construction Bank Corp., Class H	Goldman Sachs	9/15/2020	1.54	Monthly	90,000	71,596	(1,642)
China National, Class H	Goldman Sachs	9/15/2020	2.39	Monthly	34,000	32,874	1,663
China Oilfield Services	Goldman Sachs	9/15/2020	1.54	Monthly	222,000	298,854	(7,936)
China Shenhua Energy Co., Ltd., Class H	Goldman Sachs	12/31/2021	2.39	Monthly	85,500	165,544	(1,266)
Industrial & Commercial Bank of China Ltd., Class H	Goldman Sachs	9/15/2020	0.00	Monthly	627,000	446,856	(13,704)
Jiangxi Copper Co. Ltd.	Goldman Sachs	9/15/2020	2.39	Monthly	26,000	29,984	(399)
SINOPEC Engineering	Goldman Sachs	9/15/2020	2.39	Monthly	450,000	263,621	(1,603)
Tencent Holdings Ltd.	Goldman Sachs	12/31/2021	2.39	Monthly	34,300	1,447,294	(28,769)
Tencent Holdings Ltd. - ADR	Goldman Sachs	9/15/2020	1.72	Monthly	14,327	603,883	(9,926)
						4,742,016	(35,085)
Egypt
Commercial International Bank Egypt SAE	Goldman Sachs	12/31/2021	1.72	Monthly	12,431	60,767	(2,532)

France
Total SA	Goldman Sachs	9/15/2020	-0.46	Monthly	5,632	295,424	(9,429)

Hong Kong
AIA Group Ltd.	Goldman Sachs	9/15/2020	1.54	Monthly	30,200	302,218	(6,908)
Champion Real Estate Investment Trust	Goldman Sachs	9/15/2020	2.39	Monthly	349,000	224,782	(100)
China Resources Cement	Goldman Sachs	9/15/2020	2.39	Monthly	28,000	33,546	1,327
Fortune Real Estate Investment Trust	Goldman Sachs	9/15/2020	2.39	Monthly	322,000	373,952	564
Galaxy Entertainment Group Ltd.	Goldman Sachs	9/15/2020	1.54	Monthly	68,000	445,287	(21,044)
Hang Lung Properties	Goldman Sachs	9/15/2020	2.39	Monthly	195,000	399,252	(13,105)
WH Group Ltd.	Goldman Sachs	9/15/2020	2.39	Monthly	1,004,500	1,031,507	(70,357)
						2,810,544	(109,623)
Israel
Gazit Globe Ltd.	Goldman Sachs	9/15/2020	0.21	Monthly	24,458	263,697	(5,429)

Japan
Suzuki Motor Co.	Goldman Sachs	9/15/2020	-0.10	Monthly	16,900	750,321	(13,912)

Portugal
Jeronimo Martins	Goldman Sachs	9/15/2020	-0.46	Monthly	11,285	180,208	(5,756)

Russia
Detsky Mir PJSC	Goldman Sachs	9/15/2020	0.00	Monthly	104,460	153,603	2,918
MMC Norilsk Nickel PJSC - ADR	Goldman Sachs	9/15/2020	1.72	Monthly	2,304	60,549	(3,166)
Sberbank of Russia PJSC -SP ADR	Goldman Sachs	12/31/2021	1.72	Monthly	25,916	378,374	(10,097)
						592,526	(10,345)
Saudi Arabia
Al Rajhi Bank	Goldman Sachs	9/15/2020	0.00	Monthly	18,617	308,915	(1,190)

Singapore
Oversea Chinese Banking Corp.	Goldman Sachs	9/15/2020	0.00	Monthly	77,100	607,508	(5,464)

South Africa
Naspers Ltd., Class N	Goldman Sachs	9/15/2020	1.72	Monthly	15,350	437,321	(25,883)

South Korea
Hana Financial Group, Inc.	Goldman Sachs	12/31/2021	1.72	Monthly	21,107	639,973	(18,456)
Samsung Electronics Co., Ltd.	Goldman Sachs	12/31/2021	1.72	Monthly	33,559	1,434,610	(95,626)
SK Hynix Inc.	Goldman Sachs	9/15/2020	1.72	Monthly	10,297	708,596	(44,135)
						2,783,179	(158,217)
Switzerland
Glencore PLC	Goldman Sachs	12/31/2020	0.72	Monthly	126,141	398,171	5,146

Taiwan
Asia Cement Corp.	Goldman Sachs	9/15/2020	1.72	Monthly	21,000	31,277	248
Powertech Technology, Inc.	Goldman Sachs	9/15/2020	1.72	Monthly	126,000	388,505	(6,981)
Taiwan Cement	Goldman Sachs	9/15/2020	1.72	Monthly	45,000	61,052	(1,084)
Taiwan Semiconductor	Goldman Sachs	9/15/2020	1.72	Monthly	15,102	801,765	(10,547)
Taiwan Semiconductor Manufacturing Co., Ltd.	Goldman Sachs	12/31/2021	1.72	Monthly	138,251	1,390,621	(37,704)
Tripod Technology Corp.	Goldman Sachs	9/15/2020	1.72	Monthly	118,000	489,445	(25,281)
						3,162,665	(81,349)
United Arab Emirates
Emirates NBD PJSC	Goldman Sachs	9/15/2020	0.00	Monthly	65,300	207,999	(3,764)

United Kingdom
Georgia Capital	Goldman Sachs	9/15/2020	0.72	Monthly	28,508	348,045	(4,008)

United States
Philip Morris International	Goldman Sachs	9/15/2020	1.72	Monthly	7,304	605,721	(4,193)
Total Long						19,420,909	(463,307)

Short
Australia
Fortescue Metals Group Ltd.	Goldman Sachs	9/15/2020	0.75	Monthly	(23,522)	$(154,900)	$(5,719)

Brazil
Banco Inter SA-PR	Morgan Stanley	9/15/2020	1.55	Monthly	(47,500)	(168,293)	(2,877)
Cielo SA	Goldman Sachs	9/15/2020	1.55	Monthly	(176,200)	(322,959)	(3,093)
Cogna Educacao SA	Morgan Stanley	9/15/2020	1.55	Monthly	(79,800)	(195,650)	(1,428)
Gerdau SA - SP ADR	Goldman Sachs	9/15/2020	1.55	Monthly	(114,694)	(455,335)	(42,402)
OI SA	Morgan Stanley	9/15/2020	1.55	Monthly	(792,000)	(172,105)	15,850
						(1,314,342)	(33,950)
China
AutoHome Inc.	Goldman Sachs	9/15/2020	1.55	Monthly	(5,406)	(367,878)	16,348
Bitauto Holdings Ltd. - SP ADR	Goldman Sachs	9/15/2020	1.55	Monthly	(13,318)	(197,906)	5,925
BYD Co. Ltd.	Goldman Sachs	9/15/2020	1.68	Monthly	(83,000)	(392,705)	9,464
China International Capital Corp. Ltd. Class H	Goldman Sachs	9/15/2020	1.68	Monthly	(139,600)	(240,216)	11,679
China Life Insurance Co., Ltd., Class H	Goldman Sachs	12/31/2021	1.68	Monthly	(112,000)	(282,599)	17,264
China Pacific Insurance Group, Ltd., Class H	Goldman Sachs	12/31/2021	1.68	Monthly	(71,000)	(251,098)	16,575
Cosco Shipping Holdings Co., Ltd.	Goldman Sachs	9/15/2020	1.68	Monthly	(322,000)	(118,858)	3,315
Guangzhou Automobile, Class H	Goldman Sachs	9/15/2020	1.68	Monthly	(206,000)	(219,963)	4,337
Hua Hong Semiconductor Ltd.	Goldman Sachs	9/15/2020	1.68	Monthly	(103,000)	(182,617)	353
IMAX China Holding Inc.	Goldman Sachs	9/15/2020	1.68	Monthly	(94,500)	(202,081)	(2,231)
New China Life Insurance Co., Ltd., Class H	Goldman Sachs	12/31/2021	1.68	Monthly	(58,200)	(224,125)	13,885
Semiconductor Manufacturing Co., Ltd.	Goldman Sachs	12/31/2020	1.68	Monthly	(375,000)	(477,902)	9,829
Tsingtao Brewery Co., Ltd., Class H	Goldman Sachs	12/31/2021	1.68	Monthly	(54,000)	(333,891)	14,957
Xiaomi Corp., Class B	Citigroup	9/15/2020	0.00	Monthly	(418,800)	(478,868)	(21,130)
Zhaojin Mining	Goldman Sachs	9/15/2020	1.68	Monthly	(128,500)	(133,138)	3,313
						(4,103,845)	103,883
Colombia
Ecopetrol SA - SP ADR	Goldman Sachs	9/15/2020	1.55	Monthly	(8,185)	(149,867)	(2,816)

Denmark
Carlsberg	Goldman Sachs	9/15/2020	-0.54	Monthly	(2,027)	(291,610)	(489)

France
Edenred	Goldman Sachs	9/15/2020	-0.45	Monthly	(9,020)	(447,772)	27,686

Hong Kong
Alibaba Pictures Group Ltd.	Goldman Sachs	9/15/2020	1.68	Monthly	(1,240,000)	(205,992)	1,602
Brilliance China	Goldman Sachs	9/15/2020	1.68	Monthly	(186,000)	(191,901)	9,910
Cafe De Coral Holdings Ltd.	Goldman Sachs	9/15/2020	1.68	Monthly	(86,000)	(215,475)	2,800
Cathay Pacific Airways	Goldman Sachs	9/15/2020	1.68	Monthly	(96,000)	(128,369)	(6,970)
China Resources Beer Holdings Co., Ltd.	Goldman Sachs	12/31/2021	1.68	Monthly	(62,000)	(324,735)	33,403
China Taiping Insurance Holdings Co., Ltd.	Goldman Sachs	12/31/2021	1.68	Monthly	(61,600)	(142,412)	8,737
Fullshare Holdings	Goldman Sachs	9/15/2020	1.68	Monthly	(1,250,000)	(28,120)	2,144
Gome Retail Holdings Ltd.	Goldman Sachs	9/15/2020	1.68	Monthly	(4,227,000)	(372,553)	5,261
Hang Seng Bank Ltd.	Goldman Sachs	9/15/2020	1.68	Monthly	(8,700)	(177,351)	4,768
HK Electric Investments & HK Electric Investments Ltd.	Goldman Sachs	12/31/2021	1.68	Monthly	(492,000)	(482,057)	(3,568)
Hong Kong & China Gas Co., Ltd.	Goldman Sachs	12/31/2021	1.68	Monthly	(238,652)	(454,582)	8,396
Lee & Man Paper	Goldman Sachs	9/15/2020	1.68	Monthly	(203,000)	(137,424)	4,223
Lifestyle International Holdings Ltd.	Morgan Stanley	9/15/2020	1.63	Monthly	(211,500)	(228,848)	(4,231)
Luk Fook Holdings International Ltd.	Goldman Sachs	9/15/2020	1.68	Monthly	(126,000)	(350,403)	(15,471)
MTR Corp.	Goldman Sachs	9/15/2020	1.68	Monthly	(69,000)	(387,183)	(511)
Nine Dragons Paper	Goldman Sachs	9/15/2020	1.68	Monthly	(254,000)	(258,600)	(2,163)
SJM Holdings Ltd.	Goldman Sachs	12/31/2021	1.68	Monthly	(458,000)	(467,130)	22,191
Value Partners Group Ltd.	Goldman Sachs	12/31/2021	1.68	Monthly	(415,000)	(234,279)	2,748
						(4,787,414)	73,269
India
Axis Bank	Goldman Sachs	9/15/2020	1.55	Monthly	(3,584)	(183,501)	3,910

Indonesia
Matahari Department Store TB	Macquarie	9/15/2020	1.84	Monthly	(812,600)	(203,466)	1,785
Unilever Indonesia TBK PT	Macquarie	9/15/2020	1.84	Monthly	(102,600)	(303,870)	7,694
						(507,336)	9,479
Macao
MGM China Holdings	Goldman Sachs	9/15/2020	1.68	Monthly	(298,800)	(444,444)	10,694

Malaysia
Hartalega Holdings BHD	Morgan Stanley	9/15/2020	1.55	Monthly	(287,500)	(361,461)	6,906
PPB Group Berhad	Morgan Stanley	9/15/2020	1.55	Monthly	(42,200)	(183,965)	212
Top Glove Corp. BHD	Morgan Stanley	9/15/2020	1.55	Monthly	(172,500)	(185,842)	4,457
						(731,268)	11,575
Mexico
Grupo Televisa SAB - SP ADR	Goldman Sachs	9/15/2020	1.55	Monthly	(22,074)	(242,152)	3,833
Kimberly-Clark MXC	Goldman Sachs	9/15/2020	1.55	Monthly	(223,000)	(424,067)	15,827
						(666,219)	19,660
Poland
KGHM Polska Miedz	Goldman Sachs	9/15/2020	1.55	Monthly	(14,598)	(335,117)	21,063

Saudi Arabia
Alinma Bank	Goldman Sachs	9/15/2020	1.55	Monthly	(20,270)	(123,471)	(51)
Rabigh Refining and Petroche	Goldman Sachs	9/15/2020	1.55	Monthly	(33,622)	(172,778)	6,487
Saudi Kayan Petrochemical Co.	Goldman Sachs	9/15/2020	1.55	Monthly	(67,705)	(182,301)	5,052
						(478,550)	11,488
Singapore
Genting Singapore Ltd.	Goldman Sachs	9/15/2020	1.69	Monthly	(705,900)	(477,407)	12,811
Golden Agri-Resources	Goldman Sachs	9/15/2020	1.58	Monthly	(2,741,500)	(431,155)	51,732
Keppel Corp. Ltd.	Goldman Sachs	9/15/2020	1.69	Monthly	(41,800)	(205,364)	5,002
Sats Ltd. NPV	Goldman Sachs	9/15/2020	1.58	Monthly	(132,900)	(483,862)	3,500
Singapore Airlines Ltd. NPV	Goldman Sachs	9/15/2020	1.69	Monthly	(31,500)	(211,772)	(1,805)
Singapore Press Holdings Ltd.	Goldman Sachs	9/15/2020	1.58	Monthly	(248,700)	(400,234)	5,363
						(2,209,794)	76,603
South Africa
Dis-Chem Pharmacies Pty Ltd.	Goldman Sachs	9/15/2020	6.34	Monthly	(85,297)	(151,026)	(3,677)
JSE Ltd.	Goldman Sachs	9/15/2020	6.34	Monthly	(16,466)	(138,242)	5,934
Pepkor Holdings Ltd.	Morgan Stanley	9/15/2020	6.52	Monthly	(224,333)	(270,722)	(1,683)
Rand Merchant Investment Holdings Ltd.	Goldman Sachs	9/15/2020	6.34	Monthly	(68,912)	(142,006)	3,292
Tiger Brands Ltd.	Goldman Sachs	9/15/2020	6.34	Monthly	(7,762)	(108,099)	15,978
						(810,095)	19,844
South Korea
Celltrion Health	Macquarie	9/15/2020	1.84	Monthly	(4,364)	(182,338)	9,009
Celltrion Inc.	Goldman Sachs	9/15/2020	1.55	Monthly	(1,283)	(189,295)	12,365
Dentium Co. Ltd.	Goldman Sachs	9/15/2020	1.55	Monthly	(4,135)	(196,640)	6,660
E-Mart Inc.	Goldman Sachs	12/31/2021	1.55	Monthly	(2,151)	(239,169)	4,079
Korea Electric Power Corp.	Morgan Stanley	9/15/2020	1.55	Monthly	(9,708)	(229,288)	4,326
LG Display Co., Ltd.	Goldman Sachs	9/15/2020	1.55	Monthly	(29,214)	(364,802)	(1,893)
Mirae Asset Daewoo Co. Ltd.	Goldman Sachs	9/15/2020	1.55	Monthly	(31,525)	(193,510)	5,269
Oil Corp.	Goldman Sachs	9/15/2020	1.55	Monthly	(3,539)	(268,005)	23,364
Paradise Co. Ltd.	Morgan Stanley	12/31/2021	1.55	Monthly	(30,034)	(478,526)	29,183
Samsung BioLogics Co. Ltd.	Goldman Sachs	9/15/2020	1.55	Monthly	(664)	(221,708)	5,238
Samsung Heavy Industries Co., Ltd.	Goldman Sachs	9/15/2020	1.55	Monthly	(30,907)	(182,510)	(600)
Samsung Securities Co. Ltd.	Morgan Stanley	9/15/2020	1.55	Monthly	(4,110)	(125,934)	(4,181)
Sillajen Inc.	Goldman Sachs	9/15/2020	1.55	Monthly	(5,876)	(72,367)	22,091
						(2,944,092)	114,910
Taiwan
Cheng Shin Rubber	Goldman Sachs	9/15/2020	1.55	Monthly	(234,000)	(318,958)	6,690
China Airlines	Goldman Sachs	9/15/2020	1.55	Monthly	(991,000)	(292,614)	2,612
Cub Elecparts Inc.	Macquarie	9/15/2020	2.84	Monthly	(12,000)	(97,126)	(2,410)
Eclat Textile Co., Ltd.	Goldman Sachs	9/15/2020	1.55	Monthly	(32,000)	(415,245)	5,666
Himax Technologies Inc. - SP ADR	Goldman Sachs	9/15/2020	1.55	Monthly	(156,136)	(359,113)	(16,692)
Hiwin Technologies Corp.	Macquarie	9/15/2020	1.84	Monthly	(56,530)	(482,444)	(3,690)
HTC Corp.	Goldman Sachs	12/31/2021	1.55	Monthly	(168,000)	(193,021)	38
Yulon Motor Company	Goldman Sachs	9/15/2020	1.55	Monthly	(325,000)	(204,015)	(1,692)
						(2,362,536)	(9,478)
Thailand
Airports of Thailand PCL	Morgan Stanley	9/15/2020	1.55	Monthly	(155,600)	(388,660)	28,677
Bumrungrad Hospital	Morgan Stanley	9/15/2020	1.55	Monthly	(74,200)	(332,691)	(8,867)
PTT Exploration & Production PCL NVDR	Goldman Sachs	9/15/2020	1.55	Monthly	(52,400)	(207,906)	361
True Corp. PCL NVDR	Morgan Stanley	9/15/2020	1.55	Monthly	(3,144,900)	(462,071)	(14,282)
						(1,391,328)	5,889
Total Short						(24,314,030)	457,501
Net unrealized gain/(loss) on Contracts For Difference							$(5,806)

BOSTON PARTNERS INVESTMENT FUNDS
BOSTON PARTNERS EMERGING MARKETS LONG/SHORT FUND
NOTES TO PORTFOLIO OF INVESTMENTS
NOVEMBER 30, 2019 (UNAUDITED)

PORTFOLIO VALUATION — The Boston Partners Emerging Markets Long/Short Fund's (the "Fund") net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Fund are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Equity securities traded in the over-the-counter ("OTC") market are valued at their closing prices.  If there were no transactions on that day, securities traded principally on an exchange or on NASDAQ will be valued at the mean of the last bid and ask prices prior to the market close. Fixed income securities are valued using an independent pricing service, which considers such factors as security prices, yields, maturities and ratings, and are deemed representative of market values at the close of the market.  Foreign securities are valued based on prices from the primary market in which they are traded, and are translated from the local currency into U.S. dollars using current exchange rates.  Investments in other open-end investment companies, if any, are valued based on the NAV of the investment companies (which may use fair value pricing as disclosed in their prospectuses). Options for which the primary market is a national securities exchange are valued at the last sale price on the exchange on which they are traded, or, in the absence of any sale, will be valued at the mean of the last bid and ask prices prior to the market close.  Options not traded on a national securities exchange are valued at the last quoted bid price for long option positions and the closing ask price for short option positions. If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the Company’s Board of Directors (the “Board”). Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments. Such procedures use fundamental valuation methods, which may include, but are not limited to, an analysis of the effect of any restrictions on the resale of the security, industry analysis and trends, significant changes in the issuer’s financial position, and any other event which could have a significant impact on the value of the security. Determination of fair value involves subjective judgment as the actual market value of a particular security can be established only by negotiations between the parties in a sales transaction, and the difference between the recorded fair value and the value that would be received in a sale could be significant. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim.  To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

FAIR VALUE MEASUREMENTS — The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

• Level 1 — Prices are determined using quoted prices in active markets for identical securities.
• Level 2 — Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
• Level 3 — Prices are determined using significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of November 30, 2019, in valuing the Fund's investments carried at fair value:

	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Common Stock
Brazil	$2,794,664	$2,794,664	$-	$-
Chile	337,975	337,975	-	-
China	9,731,692	5,211,668	4,520,024	-
Greece	123,192	-	123,192	-
Hong Kong	1,380,167	808,556	571,611	-
Hungary	1,171,247	305,164	866,083	-
India	5,024,397	2,339,053	2,685,344	-
Indonesia	1,098,809	-	1,098,809	-
Ireland	55,491	55,491	-	-
Luxembourg	577,946	-	577,946	-
Macao	592,911	-	592,911	-
Malaysia	851,164	-	851,164	-
Mexico	1,687,107	1,687,107	-	-
Peru	94,402	94,402	-	-
Philippines	418,777	418,777	-	-	*
Russia	1,404,005	860,585	543,420	-
Singapore	1,315,778	-	1,315,778	-
South Africa	1,976,103	941,387	1,034,716	-
South Korea	1,753,631	298,024	1,455,607	-
Taiwan	3,010,692	792,952	2,217,740	-
Thailand	859,828	-	859,828	-
Turkey	366,207	-	366,207	-
United Arab Emirates	486,371	-	486,371	-
United States	1,617,709	1,617,709	-	-
Preferred Stock
Brazil	1,037,016	1,037,016	-	-
South Korea	2,090,105	-	2,090,105
Short-Term Investments	15,438,097	15,438,097	-	-
Contracts For Difference
Equity Contracts	703,922	127,972	575,950	-
Total Assets	$57,999,405	$35,166,599	$22,832,806	-	*

	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Securities Sold Short
Mexico	(257,283)	(257,283)	-	-
Exchange Traded Funds
United States	(2,681,780)	(2,681,780)	-	-
Contracts For Difference
Equity Contracts	(709,728)	(155,072)	(554,656)	-
Total Liabilities	$(3,648,791)	$(3,094,135)	$(554,656)	$-

* Value equals zero as of the end of the reporting period.

At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price;
the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1, 2 and 3 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the
Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) requires the Fund to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between levels are based on values at the end of the period. A reconciliation of Level 3 investments is presented only when the
Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets.
The amounts and reasons for all Level 3 transfers are disclosed if the Fund had an amount of total Level 3 transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

During the current fiscal year, the Fund had no significant level 3 investments or transfers.

For more information with regard to significant accounting policies, see the most recent semi-annual or annual report filed with the
Securities and Exchange Commission.